Loans Receivable, Net	12 Months Ended
Jun. 30, 2025
Loans Receivable, Net [Abstract]
Loans Receivable, net

6. Loans Receivable, net

Loans receivable, net consisted of the following at June 30:

	2025	2024
Loans receivable – principal amounts	$28,920,817	$—
Interest receivable	1,217,475	—
Less: allowance for CECL	—	—
Total loans receivable, net	$30,138,292	$—
Less: amount classified as non-current assets	(9,740,817)	—
Amount classified as current assets	$20,397,475	$—

As of June 30, 2025, all loans receivable were unsecured and interest-bearing at rates ranging from 4% to 7.5% per annum. Loans receivable with principal amounts of $19,180,000 were repayable within 1 year, and the remaining loans receivable were repayable within 2 years.

For the years ended June 30, 2025 and 2024, the Company has not recorded any provision for CECL for loans receivable as all loans receivable are not yet past due. The Company has not experienced any significant bad debt or write-offs of loans receivable in the past. The allowance for CECL reflects reasonable and supportable forecasts of future economic conditions and historical loss experience (ASC 326-20-30-1). No allowance was needed in 2024 as no loans existed.